Note 12 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Note To Financial Statement Details Textual
Defined Contribution Plan, Non-elective Safe Harbor Contribution, Percentage of Annual Salary			3.00%
Defined Contribution Plan, Non-elective Safe Harbor Contribution, Amount	$ 49,000	$ 54,000